Cover Page Document	Oct. 22, 2026
Document Information [Line Items]
Entity Central Index Key	0001350593
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32892
Entity Tax Identification Number	20-3547095
Entity Address, Address Line One	1200 Abernathy Road N.E.
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	206-4200
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MWA
Security Exchange Name	NYSE
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	MUELLER WATER PRODUCTS, INC.